Pioneer International Equity Fund
Schedule of Investments  |  August 31, 2024

A: PIIFX	C: PCITX	K: PIEKX	Y: INVYX

Schedule of Investments  |  8/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 96.8% of Net Assets
	Aerospace & Defense — 1.8%
356,122	Hensoldt AG	$ 13,333,013
	Total Aerospace & Defense	$13,333,013

	Automobile Components — 1.5%
286,800	Bridgestone Corp.	$ 11,242,886
	Total Automobile Components	$11,242,886

	Automobiles — 2.1%
831,100	Subaru Corp.	$ 15,850,063
	Total Automobiles	$15,850,063

	Banks — 19.0%
1,220,015	ABN AMRO Bank NV (C.V.A.) (144A)	$ 20,928,782
1,253,359	Bank of Ireland Group Plc	14,435,755
1,302,403	FinecoBank Banca Fineco S.p.A.	22,317,917
82,661	Hana Financial Group, Inc.	3,858,441
358,892	KB Financial Group, Inc.	23,166,746
468,400	Kyoto Financial Group, Inc.	7,473,362
895,820	Standard Chartered Plc	9,224,377
323,600	Sumitomo Mitsui Financial Group, Inc.	21,479,483
460,234	UniCredit S.p.A.	19,125,101
	Total Banks	$142,009,964

	Biotechnology — 0.2%
16,038(a)	BioNTech SE (A.D.R.)	$ 1,414,872
	Total Biotechnology	$1,414,872

	Broadline Retail — 1.7%
1,246,800	Alibaba Group Holding, Ltd.	$ 13,038,653
	Total Broadline Retail	$13,038,653

	Building Products — 0.6%
928,872	Ariston Holding NV	$ 4,320,452
	Total Building Products	$4,320,452

	Capital Markets — 3.3%
53,273	Euronext NV (144A)	$ 5,690,569
626,729	UBS Group AG	19,193,491
	Total Capital Markets	$24,884,060

1Pioneer International Equity Fund | 8/31/24

Shares		Value
	Construction Materials — 5.8%
338,496	CRH Plc	$ 30,165,574
134,856	Holcim AG	12,987,036
	Total Construction Materials	$43,152,610

	Consumer Staples Distribution & Retail — 0.0%†
21,796+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 2.8%
734,051	Deutsche Telekom AG	$ 20,841,518
	Total Diversified Telecommunication Services	$20,841,518

	Electrical Equipment — 5.7%
307,200	Fuji Electric Co., Ltd.	$ 18,538,723
762,100	Mitsubishi Electric Corp.	12,727,976
43,175	Schneider Electric SE	10,971,219
	Total Electrical Equipment	$42,237,918

	Financial Services — 2.9%
286,297	Edenred SE	$ 12,132,315
1,394,041(a)	Nexi S.p.A. (144A)	9,768,914
	Total Financial Services	$21,901,229

	Health Care Equipment & Supplies — 6.2%
121,800	Hoya Corp.	$ 17,335,029
1,036,500	Olympus Corp.	18,958,271
659,632	Smith & Nephew Plc	10,175,044
	Total Health Care Equipment & Supplies	$46,468,344

	Household Durables — 5.7%
1,145,220	Persimmon Plc	$ 24,694,743
182,400	Sony Group Corp.	17,820,403
	Total Household Durables	$42,515,146

	Independent Power and Renewable Electricity Producers — 2.1%
443,092	RWE AG	$ 15,989,342
	Total Independent Power and Renewable Electricity Producers	$15,989,342

	Industrial Conglomerates — 1.6%
46,140	Siemens AG	$ 8,631,600
59,571(a)	SK Square Co., Ltd.	3,525,923
	Total Industrial Conglomerates	$12,157,523

Pioneer International Equity Fund | 8/31/242

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Shares		Value
	Insurance — 1.7%
816,162	Hiscox, Ltd.	$ 12,630,631
	Total Insurance	$12,630,631

	Life Sciences Tools & Services — 2.1%
23,573	Lonza Group AG	$ 15,429,086
	Total Life Sciences Tools & Services	$15,429,086

	Metals & Mining — 4.1%
862,000	Barrick Gold Corp.	$ 17,404,386
271,428	Teck Resources, Ltd., Class B	13,001,401
	Total Metals & Mining	$30,405,787

	Oil, Gas & Consumable Fuels — 4.6%
607,200	Inpex Corp.	$ 9,102,036
396,947+#	Rosneft Oil Co. PJSC	—
351,656	Shell Plc (A.D.R.)	25,199,669
	Total Oil, Gas & Consumable Fuels	$34,301,705

	Pharmaceuticals — 6.3%
115,547	Merck KGaA	$ 22,484,814
221,158	Sanofi S.A.	24,737,965
	Total Pharmaceuticals	$47,222,779

	Professional Services — 2.9%
470,952	RELX Plc	$ 21,935,076
	Total Professional Services	$21,935,076

	Semiconductors & Semiconductor Equipment — 5.1%
103,861(a)	Advanced Micro Devices, Inc.	$ 15,429,590
193,548	AIXTRON SE	3,709,759
633,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,900,893
	Total Semiconductors & Semiconductor Equipment	$38,040,242

	Technology Hardware, Storage & Peripherals — 4.5%
813,400	FUJIFILM Holdings Corp.	$ 21,921,328
207,420	Samsung Electronics Co., Ltd.	11,631,685
	Total Technology Hardware, Storage & Peripherals	$33,553,013

	Textiles, Apparel & Luxury Goods — 1.3%
13,253	LVMH Moet Hennessy Louis Vuitton SE	$ 9,941,340
	Total Textiles, Apparel & Luxury Goods	$9,941,340

3Pioneer International Equity Fund | 8/31/24

Shares		Value
	Trading Companies & Distributors — 1.2%
92,959	AerCap Holdings NV	$ 9,056,066
	Total Trading Companies & Distributors	$9,056,066

	Total Common Stocks (Cost $608,363,388)	$723,873,318

	SHORT TERM INVESTMENTS — 2.7% of Net Assets
	Open-End Fund — 2.7%
20,229,071(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 20,229,071
		$20,229,071

	TOTAL SHORT TERM INVESTMENTS (Cost $20,229,071)	$20,229,071

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $628,592,459)	$744,102,389
	OTHER ASSETS AND LIABILITIES — 0.5%	$3,950,153
	net assets — 100.0%	$748,052,542

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2024, the value of these securities amounted to $36,388,265, or 4.9% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$—
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	—
Total Restricted Securities			$—
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
Pioneer International Equity Fund | 8/31/244

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$1,414,872	$—	$—	$1,414,872
Consumer Staples Distribution & Retail	—	—	—*	—*
Metals & Mining	13,001,401	17,404,386	—	30,405,787
Oil, Gas & Consumable Fuels	25,199,669	9,102,036	—*	34,301,705
Semiconductors & Semiconductor Equipment	15,429,590	22,610,652	—	38,040,242
Trading Companies & Distributors	9,056,066	—	—	9,056,066
All Other Common Stocks	—	610,654,646	—	610,654,646
Open-End Fund	20,229,071	—	—	20,229,071
Total Investments in Securities	$84,330,669	$659,771,720	$—*	$744,102,389
*	Securities valued at $0.
During the period ended August 31, 2024, there were no transfers in or out of Level 3.
5Pioneer International Equity Fund | 8/31/24